Capital commitments (Tables)	6 Months Ended
Jun. 30, 2022
Contractual Capital Commitments [Abstract]
Summary of capital commitments

	As at	As at	As at
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Orders placed and outstanding on capital contracts at the prevailing rate of exchange	246	217	146